Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Loss Before Income Taxes

The components of loss before income taxes for the years ended December 31, 2024 and 2023, are as follows (in thousands):

	2024	2023
Federal	$(66,330)	$(56,745)
Foreign	937	(975)
Total loss before taxes	$(65,393)	$(57,720)

Schedule of Company’s Statutory Federal Income Tax Rate and the Effective Tax Rates

The Company’s income tax provision was zero for the years ended December 31, 2024 and 2023, respectively. The differences between the Company’s statutory federal income tax rate and the effective tax rates are summarized as follows:

	2024	2023
Statutory federal tax rate	21.00%	21.00%
Increase (decrease) resulting from:
State taxes	(3.78)%	6.79%
Loss on debt modification	(8.46)%	0.00%
Stock-based compensation	(4.94)%	0.00%
Debt issuance costs	(3.68)%	0.00%
Other items	(0.58)%	1.25%
Valuation allowance	0.44%	(29.04)%
Effective tax rate	0.00%	0.00%

Schedule of Components of Net Deferred Tax Assets

The components of net deferred tax assets as of December 31, 2024 and 2023 consisted of the following (in thousands):

	2024	2023
Deferred income tax assets:
Net operating loss carryforwards	$91,305	$89,335
Accruals, deferrals, and reserves	748	1,445
Stock-based compensation	981	721
Fixed assets and intangibles	4,421	3,833
Lease liability	—	633
Credit and carry forwards	4,707	4,707
Other	—	861
Total deferred income tax assets	102,162	101,535

Deferred income tax liabilities:
Other	(343)	—
Total deferred income tax liabilities	(343)	—

Net deferred income assets before valuation allowance	$101,819	$101,535
Less: valuation allowance	(101,819)	(101,535)
Net deferred income tax assets	$—	$—